Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity to employees for the year ended December 31, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value per Share	Avergae Remaining Contractual Life	Average Intrinsic Value
Outstanding at December 31, 2013	-	$-	$-	-	$-
Granted	18,651,472	0.23	1.00	8.0	-
Expired	-	-	-	-	-
Canceled	(6,201,472)	(0.50)	(2.88)	-	-
Outstanding at December 31, 2014	12,450,000	$0.10	$0.01	8.0	$-
Exercisable as of December 31, 2014	-			-